Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 22,607,000	$ 20,382,000
Addition (note)		815,000
Foreign currency translation adjustment	529,000	1,410,000
Goodwill, Ending Balance	23,136,000	22,607,000	$ 20,382,000
Impairment loss	$ 0	$ 0	$ 0